CASH FLOW STATEMENT - Reconciliation of net cash flow to movement in net debt (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
CASH FLOW STATEMENT
Net cash flow from cash net of overdrafts	$ (76)	$ 182	$ 113
Settlement of Currency Swaps	2	8	(24)
Net cash flow from borrowings	(425)	7	147
Change in net debt from net cash flow	(499)	197	236
IFRS 16 lease liabilities	(170)
Termination of finance lease			5
Change in net debt in the year	(666)	177	269
Balance at beginning of year	(1,600)	(1,104)	(1,281)	$ (1,550)
Balance at end of year	$ (1,770)	$ (1,104)	$ (1,281)